UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

FUNDAMENTAL ALL CAP VALUE

PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	227,100	$8,677,491

Leisure Equipment & Products - 0.9%
Mattel Inc.	234,900	5,510,754

Media - 2.9%
Walt Disney Co.	542,150	17,950,586

Specialty Retail - 3.8%
Gap Inc.	356,080	6,637,331
Home Depot Inc.	524,130	16,604,439

Total Specialty Retail		23,241,770

TOTAL CONSUMER DISCRETIONARY		55,380,601

CONSUMER STAPLES - 5.5%
Food & Staples Retailing - 2.9%
FHC Delaware Inc.	10,971	0	*(a)(b)
Safeway Inc.	831,960	17,604,274

Total Food & Staples Retailing		17,604,274

Food Products - 2.6%
Unilever PLC	307,520	8,893,558
Unilever PLC, ADR	247,517	7,202,744

Total Food Products		16,096,302

TOTAL CONSUMER STAPLES		33,700,576

ENERGY - 15.1%
Energy Equipment & Services - 7.7%
Baker Hughes Inc.	265,670	11,317,542
Halliburton Co.	420,390	13,902,297
Schlumberger Ltd.	214,740	13,230,132
Weatherford International Ltd.	521,880	8,924,148	*

Total Energy Equipment & Services		47,374,119

Oil, Gas & Consumable Fuels - 7.4%
ConocoPhillips	214,610	12,325,052
Devon Energy Corp.	180,810	11,705,639
Hess Corp.	252,290	14,915,385
Noble Energy Inc.	92,000	6,908,280

Total Oil, Gas & Consumable Fuels		45,854,356

TOTAL ENERGY		93,228,475

FINANCIALS - 20.0%
Capital Markets - 5.6%
Bank of New York Mellon Corp.	469,900	12,278,487
Franklin Resources Inc.	81,640	8,727,316
Morgan Stanley	548,790	13,544,137
Teton Advisors Inc., Class A Shares	504	4,259	*

Total Capital Markets		34,554,199

Commercial Banks - 1.1%
KeyCorp	838,770	6,676,609

Diversified Financial Services - 5.2%
Bank of America Corp.	1,110,320	14,556,295
JPMorgan Chase & Co.	470,536	17,913,306

Total Diversified Financial Services		32,469,601

Insurance - 5.2%
Allied World Assurance Holdings Ltd.	223,210	12,631,454
Chubb Corp.	263,860	15,037,381
CNA Surety Corp.	261,775	4,691,008	*

Total Insurance		32,359,843

Real Estate Investment Trusts (REITs) - 0.8%
Pebblebrook Hotel Trust	264,405	4,761,934	*

Real Estate Management & Development - 2.1%
Jones Lang LaSalle Inc.	152,200	13,130,294

TOTAL FINANCIALS		123,952,480

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
HEALTH CARE - 8.7%
Life Sciences Tools & Services - 0.3%
Enzo Biochem Inc.	478,329	$1,817,650	*

Pharmaceuticals - 8.4%
GlaxoSmithKline PLC, ADR	154,860	6,120,067
Johnson & Johnson	204,160	12,649,754
Merck & Co. Inc.	456,290	16,796,035
Novartis AG, ADR	283,070	16,324,647

Total Pharmaceuticals		51,890,503

TOTAL HEALTH CARE		53,708,153

INDUSTRIALS - 15.4%
Aerospace & Defense - 5.8%
Boeing Co.	193,860	12,899,444
Honeywell International Inc.	245,440	10,784,634
Northrop Grumman Corp.	202,340	12,267,874

Total Aerospace & Defense		35,951,952

Construction & Engineering - 1.5%
EMCOR Group Inc.	53,785	1,322,573	*
Fluor Corp.	119,530	5,920,321
Jacobs Engineering Group Inc.	49,940	1,932,678	*

Total Construction & Engineering		9,175,572

Electrical Equipment - 1.6%
Babcock & Wilcox Co.	304,945	6,489,230	*
Emerson Electric Co.	63,600	3,349,176

Total Electrical Equipment		9,838,406

Industrial Conglomerates - 1.4%
McDermott International Inc.	602,990	8,912,192	*

Machinery - 5.1%
Deere & Co.	219,720	15,332,062
Dover Corp.	161,210	8,416,774
Parker Hannifin Corp.	112,770	7,900,666

Total Machinery		31,649,502

TOTAL INDUSTRIALS		95,527,624

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 4.6%
Cisco Systems Inc.	685,470	15,011,793	*
Telefonaktiebolaget LM Ericsson, ADR	1,236,860	13,568,354

Total Communications Equipment		28,580,147

Internet Software & Services - 2.7%
eBay Inc.	674,040	16,446,576	*

Semiconductors & Semiconductor Equipment - 7.5%
Applied Materials Inc.	1,177,130	13,748,878
Samsung Electronics Co., Ltd., GDR	45,600	15,640,800	(c)
Texas Instruments Inc.	637,510	17,302,022

Total Semiconductors & Semiconductor Equipment		46,691,700

Software - 2.9%
Lawson Software Inc.	565,660	4,791,140	*
Microsoft Corp.	530,830	13,000,027

Total Software		17,791,167

TOTAL INFORMATION TECHNOLOGY		109,509,590

MATERIALS - 4.4%
Metals & Mining - 3.4%
BHP Billiton Ltd., ADR	82,720	6,313,191
Nucor Corp.	136,080	5,198,256
United States Steel Corp.	212,950	9,335,728

Total Metals & Mining		20,847,175

Paper & Forest Products - 1.0%
Weyerhaeuser Co.	393,449	6,200,756

TOTAL MATERIALS		27,047,931

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2010

SECURITY			SHARES	VALUE
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.4%
AT&T Inc.			310,800	$8,888,880

Wireless Telecommunication Services - 2.3%
Vodafone Group PLC, ADR			565,282	14,024,646

TOTAL TELECOMMUNICATION SERVICES				22,913,526

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $534,924,131)				614,968,956

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Interest in $291,952,000 joint tri-party repurchase agreement dated 9/30/10 with Barclays Capital Inc.; Proceeds at maturity - $3,352,019; (Fully collateralized by U.S. government obligations, 6.500% due 11/15/26; Market value - $3,419,041) (Cost - $3,352,000)	0.200%	10/1/10	$3,352,000	3,352,000

TOTAL INVESTMENTS - 100.0% (Cost - $538,276,131#)				618,320,956
Other Assets in Excess of Liabilities - 0.0%				65,723

TOTAL NET ASSETS - 100.0%				$618,386,679

*	Non-income producing security.

(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Fundamental Value Portfolio) (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$33,700,576	—	$0	*	$33,700,576
Other common stocks	581,268,380	—	—		581,268,380

Total long-term investments	$614,968,956	—	$0	*	$614,968,956

Short-term investments†	—	$3,352,000	—		3,352,000

Total investments	$614,968,956	$3,352,000	$0	*	$618,320,956

*	Value is less than $1.

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER STAPLES		FINANCIALS		TOTAL
Balance as of December 31, 2009	$0	*	$0	*	$0	*
Accrued premiums/discounts	—		—		—
Realized gain(loss)	—		—		—
Change in unrealized appreciation (depreciation)[1]	8,228		(0	)*	8,228
Net purchases (sales)	(8,228)		—		(8,228)
Transfers into Level 3	—		—		—
Transfers out of Level 3	—		—		—

Balance as of September 30, 2010	$0	*	—		$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2010[1]	$8,228		—		$8,228

*	Value is less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$112,325,654
Gross unrealized depreciation	(32,280,829)

Net unrealized appreciation	$80,044,825

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 22, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: November 22, 2010